Condensed Cash Flow Statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Disclosure of cash flow statement [Line Items]
Result before tax	€ 346	€ 25	[1]	€ (2,400)
Net cash flows from operating activities	864	2,672	[1]	(1,796)
Net cash flows from investing activities	(1,996)	733	[1]	(54)
Repayment of perpetuals	0	(429)	[1]	(212)
Dividends paid	(494)	(167)	[1]	(121)
Net cash flows from financing activities	(3,241)	(1,834)	[1]	€ 300
Aegon Ltd. [member]
Disclosure of cash flow statement [Line Items]
Result before tax	(133)	(204)	[2]
Adjustments	(264)	(138)	[2]
Net cash flows from operating activities	(397)	(342)	[2]
Dividends and capital repayments of subsidiaries, associates and joint ventures	2,567	1,530	[2]
Net cash flows from investing activities	2,567	1,530	[2]
Purchase of treasury shares	(1,072)	(597)	[2]
Issuance and repurchase of borrowings	145	469	[2]
Repayment of perpetuals	0	(429)	[2]
Dividends paid	(494)	(169)	[2]
Coupons on perpetual securities	(65)	(48)	[2]
Net cash flows from financing activities	(1,485)	(773)	[2]
Net increase / (decrease) in cash and cash equivalents	€ 685	€ 415	[2]

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.